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                                                            1933 Act Rule 497(j)
                                                       1933 Act File No. 2-73024
                                                      1940 Act File No. 811-3213

                                   May 4, 2007

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Nationwide Variable Insurance Trust (the "Registrant")
                  SEC File Nos. 2-73024 and 811-3213
                  Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the
Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses  and Statements of Additional  Information  that would have been filed under  paragraph  (c) of Rule 497 would not have  differed from those contained in Post-Effective Amendment Nos. 101/102 filed electronically with the
U.S. Securities and Exchange Commission on April 30, 2007.

     Please direct any  questions and comments  relating to this filing to me at
(202) 419-8417, or in my absence, Barbara A. Nugent, Esq. at (215) 564-8092.

                                                     Very truly yours,

                                                     /s/ Prufesh R. Modhera
                                                     Prufesh R. Modhera